Goodwill and Other Intangible Assets (Details 1) - USD ($)	Mar. 31, 2021	Dec. 31, 2020	Mar. 31, 2020	Dec. 31, 2019	Mar. 31, 2019
Intangible assets gross	$ 7,813,103	$ 1,960,072	$ 1,960,072	$ 1,910,072	$ 1,910,072
Less accumulated amortization	(1,323,381)	(1,164,208)	(1,164,208)	(477,518)
Carrying value	6,489,722	795,864	795,864	1,432,554
License
Intangible assets gross	1,726,965	1,726,965	1,726,965	1,726,965
Customer Contracts
Intangible assets gross	233,107	$ 233,107	233,107	$ 183,107
Intangible Assets
Intangible assets gross	$ 5,853,031		$ 0